Share-based compensation - Schedule of Share-based Compensation Reserve (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	$ 13,818	$ 18,267	$ 27,216	$ 32,218
Incentive Plan 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Tax expense from share-based payment transactions with employees	0	0		0
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Tax expense from share-based payment transactions with employees			(512)
2019 Equity Incentive Plan | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	8,450	15,315	18,965	28,007
2019 Equity Incentive Plan | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	$ 5,368	$ 2,952	$ 8,763	$ 4,211